Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of the Components of Loss Before Taxes
The components of loss before taxes are as follows (in thousands):

	Year Ended December 31,
	2021	2020
United States	$(184,183)	$(114,010)
International	(6,678)	(123)

Loss before income taxes	$(190,861)	$(114,133)

Schedule of Provision For Income Taxes
The provision for income taxes is as follows (in thousands):

	Year Ended December 31,
	2021	2020
Current
Federal	$—	$—
State	1	24
Foreign	6	7

Total current provision	7	31

Deferred
Federal	(7,917)	—
State	(2,627)	—

Total deferred benefit	(10,544)	—

Total provision (benefit)	$(10,537)	$31

Schedule of Effective Tax Rate Reconciliation
A reconciliation of the statutory U.S. federal rate to the Company’s effective tax rate is as follows (dollars in thousands):

	Year Ended December 31,
	2021	2020
	%	%
Tax at federal statutory rate	(21.0)%	(21.0)%
State taxes, net of federal benefit	(7.3)%	(6.7)%
Permanent differences	(0.1)%	0.2%
Change in valuation allowance	27.9%	32.5%
Tax credits	(5.0)%	(5.0)%

Effective income tax rate	(5.5)%	0.0%

Schedule of Deferred Income Tax Assets
Significant components of the Company’s net deferred tax assets as of December 31, 2021 and 2020 (in thousands):

	December 31,
	2021	2020
Deferred tax assets:
Net operating loss carryforwards	$124,591	$72,785
Research and development credits	22,995	13,499
Accruals and reserves	518	493
Property and equipment	1,362	811
Stock-based compensation	4,651	649
Goodwill	3,819	—
Intangibles	355	—

Total deferred tax assets	158,291	88,237
Valuation allowance	(141,618)	(88,237)

Net deferred tax assets	16,673	—

Deferred tax liabilities
Contractual agreement	(16,673)	—

Total deferred tax liabilities	(16,673)	—

Net deferred tax assets	$—	$—

Schedule of the Changes in the Gross Amount of Unrecognized Tax Benefits
The following shows the changes in the gross amount of unrecognized tax benefits as follows (in thousands):

	December 31,
	2021	2020
Unrecognized tax benefits, beginning of the year	$4,995	$2,872
Increases related to prior year tax positions	3,523	—
Decreases related to prior year tax positions	—	—
Increases related to current year tax positions	—	2,123

Unrecognized tax benefits, end of year	$8,518	$4,995